Investments (Changes in Net Unrealized Investment Gains (Losses)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Unrealized investment gains (losses), beginning of year	$ 135	$ 258	$ 122
Unrealized investment gains (losses) during the year	(801)	(144)	208
Unrealized investment gains (losses) relating to: Future policy benefits	35	(15)	(17)
Unrealized investment gains (losses) relating to: DAC and DSI	72	4	(19)
Unrealized investment gains (losses) relating to: Deferred income tax benefit (expense)	146	32	(36)
Unrealized investment gains (losses), end of year	(413)	135	258
Change in net unrealized investment gains (losses)	$ (548)	$ (123)	$ 136